NET LOSS PER COMMON SHARE (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		28 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Numerator:
Loss from continuing operations available to common stockholders					$ (18,205,047)	$ (51,776,676)
Loss from discontinued operations					$ 0	$ (50,298)	$ 802,367
Denominator:
Denominator for basic and diluted loss per share (in shares)	280,270,650	273,292,023	279,065,711	271,700,310	272,620,776	219,530,283	229,376,312
Loss per common share, basic and diluted:
Loss from continuing operations (in dollars per share)					$ (0.07)	$ (0.24)	$ (0.37)
Loss from discontinued operations (in dollars per share)					$ 0.00	$ 0.00	$ 0.00